Commitments (Tables)	12 Months Ended
Dec. 31, 2024
Commitments And Contingencies [Abstract]
Financial obligations and expected timing	These obligations as of December 31, 2024 and the expected timing of funding of these obligations, are noted in the table below.

	Total	2024	2025-2026	2027-2028	2029 and beyond
Processing agreements	$5,917	$948	$1,239	$543	$3,187
Transportation agreements	168,767	54,909	84,742	17,877	11,239
Total	$174,684	$55,857	$85,981	$18,420	$14,426